Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill as of December 31, 2016 and 2015 is as follows:

(in US$ millions)	2016	2015
Historical cost price	160.1	175.3
Accumulated impairments	(49.9)	(55.7)
Book value at January 1	110.2	119.6
Movements:
Effect of movements in exchange rates	(2.5)	(9.4)
Impairments	—	—
Book value at December 31	107.7	110.2
Historical cost price	156.0	160.1
Accumulated impairments	(48.3)	(49.9)
Book value at December 31	107.7	110.2